                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-09057

                             SCUDDER INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       8/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder S&P 500 Stock Fund

Annual Report to Shareholders

August 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Information About Your Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. While the fund seeks to closely track the characteristics and performance of the S&P 500 index, important differences between the two exist. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. As with most other mutual funds, this Scudder fund has fees and expenses. The S&P 500 index and the fund include stocks from many industries. Index and fund composition change periodically as companies are added or dropped, and prices of stocks in the index fluctuate. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

"Standard & Poor's", "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies Inc., and have been licensed for use by the fund's advisor or its affiliates. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Performance Summary August 31, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/04
Scudder S&P 500 Stock Fund	1-Year	3-Year	Life of Fund*
Class A	10.90%	-.06%	-6.28%
Class B	9.92%	-.81%	-6.97%
Class C	9.76%	-.90%	-7.03%
S&P 500 Index+	11.46%	.80%	-5.25%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/04	$ 6.97	$ 6.87	$ 6.87
8/31/03	$ 6.34	$ 6.25	$ 6.26
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .05	$ -	$ 0.01

Class A Lipper Rankings - S&P 500 Index Objective Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	78	of	172	46
3-Year	122	of	157	78

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder S&P 500 Stock Fund - Class A [] S&P 500 Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/04
Scudder S&P 500 Stock Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$10,591	$9,532	$7,173
	Average annual total return	5.91%	-1.58%	-7.26%
Class B	Growth of $10,000	$10,724	$9,564	$7,126
	Average annual total return	7.24%	-1.47%	-7.40%
Class C	Growth of $10,000	$10,976	$9,733	$7,251
	Average annual total return	9.76%	-.90%	-7.03%
S&P 500 Index+	Growth of $10,000	$11,146	$10,243	$7,882
	Average annual total return	11.46%	.80%	-5.25%

The growth of $10,000 is cumulative.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended August 31, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 971	$ 969	$ 965
Expenses Paid per $1,000*	$ 3.32	$ 7.08	$ 7.12
Hypothetical 5% Fund Return	Class A	Class B	Class C
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,022	$ 1,018	$ 1,018
Expenses Paid per $1,000*	$ 3.41	$ 7.26	$ 7.31

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C
Scudder S&P 500 Stock Fund	.67%	1.43%	1.44%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder S&P 500 Stock Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder S&P 500 Stock Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund. As of June 30, 2004, NTI had approximately $251 billion of assets under management.

Portfolio Management Team

The fund is managed by a team of portfolio managers that specializes in domestic large-cap index investing.

In the following interview, members of the portfolio management team discuss Scudder S&P 500 Stock Fund's market environment and investment results for the12-month period ended August 31, 2004.

Q: Will you describe the economic environment for stocks during the fund's most recent fiscal year?

A: In late summer 2003, the Federal Reserve (the "Fed") was maintaining short-term interest rates at their lowest level in more than 40 years, and Washington was enacting tax cuts with the hope of pushing the US economy forward. As the recovery gathered momentum over the months following - with the government reporting 4% gross domestic product growth for the fourth quarter of 2003 - optimism regarding continued growth and stronger corporate earnings was tempered by wide swings in monthly job-creation statistics. This balance of stronger economic data and improved corporate earnings countered by concern over jobs, the continued insurgency in Iraq, terrorism fears and rising oil prices kept large-cap stocks in a narrow trading range for much of the period. Gradually, the stock market began a shift during the second quarter of 2004. As investors reassessed their tolerance for risk and uncertainty, they began to favor larger, more well-established companies over the small-cap stocks that had dominated in 2003 and the first quarter of 2004.

Over the 12-month period, most of the US stock market's positive performance has come from value stocks. For the period, the value component of the S&P 500 rose 16.09%, compared with the 6.94% return of the growth component. Despite the shift to large-cap stocks late in the period, small-cap stocks as measured by the S&P 600 (up 14.85%) outperformed the S&P 500 index during the period.

Q: Which sectors of the stock market led the way?

A: During the 12-month period, all index sectors posted positive performance, though information technology finished essentially flat. The best returns came from energy stocks (up 30.24%) a function of the higher energy prices that we've seen. Financials continue to make up the largest weighting in the index, finishing August 2004 at 21%. This large weighting in financials imbues the S&P 500 with a certain degree of interest rate sensitivity.

Q: How did the fund perform during its most recent annual period?

A: The total return of Scudder S&P 500 Stock Fund for its most recent fiscal year ended August 31, 2004 was 10.90% (Class A shares) underperforming the 11.46% return of the S&P 500 index. (Return is unadjusted for maximum sales charges. If sales charges had been included, return would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 4 for the performance of other share classes and more complete performance information.)

Q: Which individual stocks were key drivers of index performance during the period?

A: Allegheny Technologies, Inc. was the top performer over the 12-month period, followed by Autodesk, Inc. The worst-performing stocks in the S&P 500 during the period were telecommunications company CIENA Corp. and Delta Airlines, Inc. Airlines have been negatively affected by higher fuel costs and terrorism concerns that have also hurt the US economy in general.

A complete listing of sector performance within the S&P 500 index for the annual period August 31, 2004, is displayed in the accompanying chart:

S&P 500 Sector Performance[1]
Economic Sector	Average Weight %	Total Return %	Contribution to Index Return %
Basic Materials	2.99	18.21	0.53
Capital Goods	8.83	17.28	1.45
Communication Services	3.48	18.87	0.61
Consumer Cyclicals	10.05	3.73	0.44
Consumer Staples	12.92	10.04	1.29
Energy	5.98	30.24	1.53
Financials	20.70	16.64	3.36
Health Care	12.87	8.01	1.03
Technology	17.73	0.04	0.33
Transportation	1.58	14.52	0.24
Utilities	2.86	23.96	0.64

Source: FactSet Research Systems Inc. as of 8/31/04. FactSet sector returns vary slightly in relation to the overall index return, which is provided by Lipper Inc.

Past performance is not a guarantee of future results.

1 The total return of each sector should be distinguished from its contribution to index return. Whereas the former represents the total return of a sector independent of the index, the latter represents the sector's contribution to the index's return.

Q: What changes were made to the index during the period?

A: For the first eight of months of 2004, we saw more changes to the S&P 500 index than in all of 2003. There have been 12 changes to the index in 2004, with the index's turnover rate increasing to 1.95%. But the biggest news regarding S&P 500 turnover was Standard & Poor's plan to move the index to "float-adjusted" market-capitalization weightings. This means that going forward, closely held shares not available for trading on the major stock exchanges will no longer be counted as market capitalization in determining a company's ranking within the S&P 500 index. This change will create a great deal of turnover within the index over the next two years. Stocks such as Wal-Mart, UPS and Microsoft - all companies with high levels of insider-ownership shares not available to the marketplace - will see their relative weightings within the index decline. The effect on S&P 500 index funds industrywide is that assets held in companies such as Wal-Mart and Microsoft will be spread across the remaining stocks in the index. Overall, approximately 130 stocks will experience declines in index weightings, and 368 stocks will see increases. When the changes are completed in September 2005, the forecast is for an 8% turnover in the index. The move to "float-adjusted" weightings, which will more accurately reflect supply and demand in the share marketplace, is an ongoing trend among stock market indices worldwide.

Q: Will you review the fund's investment process?

A: We seek to provide investment results that, before fund expenses, correspond to the total return of the S&P 500 index. The fund offers investors a convenient means of participating in the large-cap area of the stock market - as measured by the S&P 500 - while relieving investors of the time and paperwork it would require to own all of these investments directly. The fund employs a "passive," or "indexing," approach, attempting to duplicate the overall performance of the S&P 500. In doing so, we as managers attempt to allocate the fund's portfolio weightings in approximately the same manner as the index, beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. Because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate few taxable capital gains. Of course there is no guarantee that the fund will be able to mirror the index closely enough to track its performance.

Q: How do you assess the stock market at present?

A: We have recently come through a period in which the Fed began to tighten credit in order to control growth, given various periods in which the economy seemed to be accelerating and then weakening and then looking stronger again. We believe that the Fed's intention is to return to a neutral stance rather than to clamp down on the economy with significantly higher rates. As passive managers, we do not make market forecasts, but we are hopeful that the market's shift from more speculative stocks to well-established, large-cap stocks will continue over the coming months.

Going forward, we believe that Scudder S&P 500 Stock Fund is a suitable vehicle for investors seeking to participate in the long-term growth of large American and multinational corporations.

The views expressed in this report reflect those of the portfolio management team only through the end of the report period as stated on the cover. The team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary August 31, 2004

Asset Allocation	8/31/04	8/31/03

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	8/31/04	8/31/03

Financials	21%	20%
Information Technology	15%	16%
Health Care	13%	13%
Industrials	12%	12%
Consumer Staples	11%	12%
Consumer Discretionary	11%	11%
Energy	7%	6%
Telecommunication Services	4%	4%
Materials	3%	3%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at August 31, 2004 (22.3% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.3%
2. ExxonMobil Corp. Explorer and producer of oil and gas	2.9%
3. Microsoft Corp. Developer of computer software	2.8%
4. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.4%
5. Citigroup, Inc. Provider of diversified financial services	2.3%
6. Wal-Mart Stores, Inc. Operator of discount stores	2.1%
7. American International Group, Inc. Provider of insurance services	1.8%
8. Bank of America Corp. Provider of commercial banking services	1.7%
9. Johnson & Johnson Provider of health care products	1.6%
10. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of August 31, 2004

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 10.8%
Auto Components 0.2%
Cooper Tire & Rubber Co.	901	20,399
Dana Corp.	1,713	32,324
Delphi Corp.	6,581	60,282
Goodyear Tire & Rubber Co.*	2,201	24,167
Johnson Controls, Inc.	2,128	119,806
Visteon Corp.	1,581	14,751
		271,729
Automobiles 0.7%
Ford Motor Co.	21,555	304,141
General Motors Corp.	6,593	272,357
Harley-Davidson, Inc.	3,485	212,655
		789,153
Distributors 0.1%
Genuine Parts Co.	1,986	75,289
Hotels Restaurants & Leisure 1.4%
Carnival Corp.	7,330	335,641
Darden Restaurants, Inc.	1,887	39,646
Harrah's Entertainment, Inc.	1,307	62,984
Hilton Hotels Corp.	4,513	80,557
International Game Technology	4,060	117,131
Marriott International, Inc. "A"	2,694	127,830
McDonald's Corp.	14,679	396,626
Starbucks Corp.*	4,595	198,688
Starwood Hotels & Resorts Worldwide, Inc.	2,313	102,235
Wendy's International, Inc.	1,324	45,506
YUM! Brands, Inc.	3,489	138,548
		1,645,392
Household Durables 0.5%
Black & Decker Corp.	951	65,552
Centex Corp.	1,442	66,000
Fortune Brands, Inc.	1,681	122,965
KB Home	506	34,798
Leggett & Platt, Inc.	2,181	58,647
Maytag Corp.	1,016	20,554
Newell Rubbermaid, Inc.	3,275	70,511
Pulte Homes, Inc.	1,460	86,067
Snap-On, Inc.	625	19,856
The Stanley Works	1,039	44,947
Whirlpool Corp.	892	54,537
		644,434
Internet & Catalog Retail 0.5%
eBay, Inc.*	7,672	663,935
Leisure Equipment & Products 0.2%
Brunswick Corp.	1,115	43,831
Eastman Kodak Co.	3,407	100,779
Hasbro, Inc.	1,992	36,912
Mattel, Inc.	4,956	79,742
		261,264
Media 3.4%
Clear Channel Communications, Inc.	7,174	240,401
Comcast Corp. "A"*	26,703	752,223
Dow Jones & Co., Inc.	985	40,434
Gannett Co., Inc.	3,239	274,343
Interpublic Group of Companies, Inc.*	4,897	51,663
Knight-Ridder, Inc.	966	62,239
McGraw-Hill Companies, Inc.	2,175	164,713
Meredith Corp.	544	27,244
New York Times Co. "A"	1,725	70,069
Omnicom Group, Inc.	2,160	148,630
Time Warner, Inc.*	52,959	865,880
Tribune Co.	3,879	161,948
Univision Communications, Inc. "A"*	3,713	122,529
Viacom, Inc. "B"	20,664	688,318
Walt Disney Co.	23,699	532,043
		4,202,677
Multiline Retail 1.1%
Big Lots, Inc.*	1,368	16,676
Dillard's, Inc. "A"	1,014	19,266
Dollar General Corp.	3,854	75,924
Family Dollar Stores, Inc.	1,966	52,001
Federated Department Stores, Inc.	2,060	89,404
J.C. Penny Co., Inc.	3,260	124,923
Kohl's Corp.*	3,986	197,227
Nordstrom, Inc.	1,590	59,036
Sears, Roebuck & Co.	2,617	100,179
Target Corp.	10,781	480,617
The May Department Stores Co.	3,429	84,045
		1,299,298
Specialty Retail 2.3%
AutoNation, Inc.*	3,200	52,608
AutoZone, Inc.*	1,046	77,467
Bed Bath & Beyond, Inc.*	3,835	143,506
Best Buy Co., Inc.	3,720	173,054
Boise Cascade Corp.	1,046	32,729
Circuit City Stores, Inc.	2,383	30,908
Home Depot, Inc.	26,055	952,571
Limited Brands	5,353	107,488
Lowe's Companies, Inc.	9,125	453,512
Office Depot, Inc.*	3,567	57,108
RadioShack Corp.	1,879	50,620
Sherwin-Williams Co.	1,680	69,384
Staples, Inc.	6,114	175,350
The Gap, Inc.	10,612	198,869
Tiffany & Co.	1,690	52,305
TJX Companies, Inc.	5,856	123,913
Toys "R" Us, Inc.*	2,414	39,203
		2,790,595
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	2,200	92,730
Jones Apparel Group, Inc.	1,470	52,464
Liz Claiborne, Inc.	1,283	48,844
NIKE, Inc. "B"	3,153	237,452
Reebok International Ltd.	638	21,673
VF Corp.	1,272	62,761
		515,924
Consumer Staples 11.0%
Beverages 2.5%
Adolph Coors Co. "B"	395	27,054
Anheuser-Busch Companies, Inc.	9,633	508,622
Brown-Forman Corp. "B"	1,416	67,246
Coca-Cola Co.	28,810	1,288,095
Coca-Cola Enterprises, Inc.	5,275	108,929
Pepsi Bottling Group, Inc.	3,015	80,772
PepsiCo, Inc.	19,841	992,050
		3,072,768
Food & Drug Retailing 3.4%
Albertsons, Inc.	4,278	105,153
Costco Wholesale Corp.	5,666	233,269
CVS Corp.	4,597	183,880
Kroger Co.*	8,677	143,431
Safeway, Inc.*	5,095	102,919
Supervalu, Inc.	1,557	41,042
Sysco Corp.	7,490	240,729
Wal-Mart Stores, Inc.	49,898	2,628,128
Walgreen Co.	11,911	434,156
Winn-Dixie Stores, Inc.	1,637	6,826
		4,119,533
Food Products 1.3%
Archer-Daniels-Midland Co.	7,625	121,771
Campbell Soup Co.	4,757	123,492
ConAgra Foods, Inc.	6,221	162,990
General Mills, Inc.	4,364	206,199
H.J. Heinz Co.	4,017	152,285
Hershey Foods Corp.	3,022	145,902
Kellogg Co.	4,771	200,287
McCormick & Co, Inc.	1,589	53,311
Sara Lee Corp.	9,277	205,300
William Wrigley Jr. Co.	2,638	163,635
		1,535,172
Household Products 2.1%
Clorox Co.	2,378	125,653
Colgate-Palmolive Co.	6,274	338,796
Kimberly-Clark Corp.	5,937	395,998
Procter & Gamble Co.	30,376	1,700,145
		2,560,592
Personal Products 0.6%
Alberto-Culver Co. "B"	1,076	51,960
Avon Products, Inc.	5,404	238,749
Gillette Co.	11,717	497,972
		788,681
Tobacco 1.1%
Altria Group, Inc.	24,301	1,189,534
Reynolds American, Inc.	1,736	131,068
UST, Inc.	1,778	71,333
		1,391,935
Energy 6.8%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	4,030	158,500
BJ Services Co.*	1,826	87,739
Halliburton Co.	5,049	147,279
Nabors Industries Ltd.*	1,689	74,485
Noble Corp.*	1,556	62,582
Rowan Companies, Inc.*	1,229	29,889
Schlumberger Ltd.	7,168	442,983
Transocean, Inc.*	3,668	112,608
		1,116,065
Oil & Gas 5.9%
Amerada Hess Corp.	1,104	88,872
Anadarko Petroleum Corp.	2,930	173,515
Apache Corp.	3,812	170,358
Ashland, Inc.	754	38,778
Burlington Resources, Inc.	4,596	166,513
ChevronTexaco Corp.	12,397	1,208,707
ConocoPhillips	8,117	604,148
Devon Energy Corp.	2,821	182,829
El Paso Corp.	7,549	61,751
EOG Resources, Inc.	1,391	80,358
ExxonMobil Corp.	76,592	3,530,891
Kerr-McGee Corp.	1,731	91,362
Kinder Morgan, Inc.	1,447	87,544
Marathon Oil Corp.	3,889	141,054
Occidental Petroleum Corp.	4,584	236,764
Sunoco, Inc.	937	57,626
Unocal Corp.	3,089	115,343
Valero Energy Corp.	1,500	99,045
Williams Companies, Inc.	6,149	73,112
		7,208,570
Financials 20.9%
Banks 6.7%
AmSouth Bancorp.	4,206	109,566
Bank of America Corp.	47,500	2,136,550
BB&T Corp.	6,474	258,895
Charter One Financial, Inc.	2,614	116,245
Comerica, Inc.	2,034	122,345
Fifth Third Bancorp.	6,925	344,934
First Horizon National Corp.	1,500	68,205
Golden West Financial Corp.	1,747	189,078
Huntington Bancshares, Inc.	2,687	66,288
KeyCorp.	4,965	155,653
M&T Bank Corp.	1,400	132,972
Marshall & Ilsley Corp.	2,668	106,933
National City Corp.	7,891	298,201
North Fork Bancorp., Inc.	1,800	75,492
PNC Financial Services Group	3,306	177,433
Regions Financial Corp.	5,204	168,037
SouthTrust Corp.	4,231	174,952
Sovereign Bancorp, Inc.	3,503	76,576
SunTrust Banks, Inc.	3,301	224,798
Synovus Financial Corp.	3,573	90,754
US Bancorp.	22,814	673,013
Wachovia Corp.	15,755	739,067
Washington Mutual, Inc.	10,638	413,074
Wells Fargo & Co.	19,744	1,159,960
Zions Bancorp.	1,129	70,314
		8,149,335
Capital Markets 2.7%
Bank of New York Co., Inc.	8,989	267,872
Bear Stearns Companies, Inc.	1,224	107,614
Charles Schwab Corp.	16,007	151,266
E*TRADE Financial Corp.*	4,368	51,455
Federated Investors, Inc "B"	1,278	36,870
Franklin Resources, Inc.	2,904	154,696
Goldman Sachs Group, Inc.	5,540	496,661
Janus Capital Group, Inc.	2,809	38,596
Lehman Brothers Holdings, Inc.	3,306	244,281
Mellon Financial Corp.	5,064	146,147
Merrill Lynch & Co., Inc.	11,319	578,061
Morgan Stanley	13,092	664,157
Northern Trust Corp.	2,056	88,511
State Street Corp.	3,926	177,220
T. Rowe Price Group, Inc.	1,464	72,512
		3,275,919
Consumer Finance 1.3%
American Express Co.	15,345	767,557
Capital One Finance Corp.	2,703	183,155
MBNA Corp.	14,852	358,528
Providian Financial Corp.*	3,446	49,760
SLM Corp.	5,161	201,382
		1,560,382
Diversified Financial Services 5.2%
Citigroup, Inc.	60,229	2,805,467
Countrywide Financial Corp.	6,388	227,094
Fannie Mae	11,434	851,261
Freddie Mac	8,264	554,680
JPMorgan Chase & Co.	41,376	1,637,662
MGIC Investment Corp.	1,172	80,013
Moody's Corp.	1,713	117,443
Principal Financial Group, Inc.	3,678	127,663
		6,401,283
Insurance 4.6%
ACE Ltd.	3,300	127,215
AFLAC, Inc.	5,960	238,996
Allstate Corp.	8,428	397,886
AMBAC Financial Group, Inc.	1,311	98,980
American International Group, Inc.	30,285	2,157,503
Aon Corp.	3,642	94,510
Chubb Corp.	2,188	148,806
Cincinnati Financial Corp.	1,950	78,683
Hartford Financial Services Group, Inc.	3,359	205,436
Jefferson-Pilot Corp.	1,629	78,029
Lincoln National Corp.	2,030	91,959
Loews Corp.	2,119	120,359
Marsh & McLennan Companies, Inc.	6,231	278,463
MBIA, Inc.	1,691	96,844
MetLife, Inc.	8,741	325,602
Progressive Corp.	2,474	198,662
Prudential Financial, Inc.	6,260	289,087
Safeco Corp.	1,529	73,652
St. Paul Companies, Inc.	8,114	281,475
Torchmark Corp.	1,327	68,314
UnumProvident Corp.	3,410	55,174
XL Capital Ltd. "A"	1,475	103,545
		5,609,180
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	1,114	39,547
Equity Office Properties Trust (REIT)	4,634	132,347
Equity Residential (REIT)	3,220	104,296
Plum Creek Timber Co., Inc. (REIT)	2,086	68,921
ProLogis (REIT)	2,064	74,614
Simon Property Group, Inc. (REIT)	2,474	138,420
		558,145
Health Care 13.4%
Biotechnology 1.4%
Amgen, Inc.*	15,085	894,390
Applera Corp. - Applied Biosystems Group	2,331	44,382
Biogen Idec, Inc.*	3,952	234,472
Chiron Corp.*	2,233	94,635
Genzyme Corp. (General Division)*	2,630	142,020
Gilead Sciences, Inc.*	2,530	174,899
MedImmune, Inc.*	2,884	68,841
		1,653,639
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	568	37,460
Baxter International, Inc.	7,116	217,323
Becton, Dickinson and Co.	2,940	141,473
Biomet, Inc.	3,173	144,847
Boston Scientific Corp.*	9,781	349,475
C.R. Bard, Inc.	1,224	68,666
Fisher Scientific International, Inc.*	1,400	79,758
Guidant Corp.	3,677	219,885
Hospira, Inc.*	1,795	49,721
Medtronic, Inc.	14,342	713,514
Millipore Corp.*	529	26,609
PerkinElmer, Inc.	1,475	25,783
St. Jude Medical, Inc.*	1,970	132,482
Stryker Corp.	4,626	209,558
Thermo Electron Corp.*	1,896	49,808
Waters Corp.*	1,416	61,327
Zimmer Holdings, Inc.*	2,822	201,209
		2,728,898
Health Care Providers & Services 2.0%
Aetna, Inc.	1,762	163,249
AmerisourceBergen Corp.	1,317	71,250
Anthem, Inc.*	1,599	129,903
Cardinal Health, Inc.	5,016	226,723
Caremark Rx, Inc.*	5,241	150,417
CIGNA Corp.	1,628	108,360
Express Scripts, Inc. "A"*	941	59,471
HCA, Inc.	5,872	227,892
Health Management Associates, Inc. "A"	2,834	54,186
Humana, Inc.*	1,857	35,283
IMS Health, Inc.	2,796	65,231
Manor Care, Inc.	1,069	32,786
McKesson Corp.	3,455	106,932
Medco Health Solutions, Inc.*	3,230	100,873
Quest Diagnostics, Inc.	1,223	104,689
Tenet Healthcare Corp.*	5,439	56,674
UnitedHealth Group, Inc.	7,882	521,237
WellPoint Health Networks, Inc.*	1,781	174,858
		2,390,014
Pharmaceuticals 7.8%
Abbott Laboratories	18,651	777,560
Allergan, Inc.	1,523	113,692
Bristol-Myers Squibb Co.	23,344	553,953
Eli Lilly & Co.	13,383	849,151
Forest Laboratories, Inc.*	4,287	196,559
Johnson & Johnson	34,475	2,002,998
King Pharmaceuticals, Inc.*	2,856	35,586
Merck & Co., Inc.	25,915	1,165,398
Mylan Laboratories, Inc.	3,200	55,744
Pfizer, Inc.	89,383	2,920,143
Schering-Plough Corp.	17,431	321,776
Watson Pharmaceuticals, Inc.*	1,217	33,516
Wyeth	15,439	564,604
		9,590,680
Industrials 11.4%
Aerospace & Defense 2.0%
Boeing Co.	10,033	523,923
General Dynamics Corp.	2,249	219,592
Goodrich Corp.	1,375	43,670
Honeywell International, Inc.	10,111	363,794
Lockheed Martin Corp.	5,288	284,389
Northrop Grumman Corp.	4,324	223,334
Raytheon Co.	4,945	171,740
Rockwell Collins, Inc.	2,035	69,984
United Technologies Corp.	6,087	571,630
		2,472,056
Air Freight & Logistics 1.1%
FedEx Corp.	3,435	281,636
Ryder System, Inc.	703	30,798
United Parcel Service, Inc. "B"	13,328	973,610
		1,286,044
Airlines 0.1%
Delta Air Lines, Inc.*	1,422	5,745
Southwest Airlines Co.	9,194	136,255
		142,000
Building Products 0.2%
American Standard Companies, Inc.*	2,549	95,868
Masco Corp.	5,205	167,237
		263,105
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	3,776	38,666
Apollo Group, Inc. "A"*	2,209	172,302
Avery Dennison Corp.	1,298	80,671
Cendant Corp.	12,324	266,568
Cintas Corp.	1,954	80,133
Deluxe Corp.	548	23,410
Equifax, Inc.	1,608	39,235
H&R Block, Inc.	2,033	98,113
Monster Worldwide, Inc.*	1,325	26,805
Pitney Bowes, Inc.	2,732	119,006
R.R. Donnelley & Sons Co.	2,523	77,532
Robert Half International, Inc.	1,956	47,922
Waste Management, Inc.	6,753	187,666
		1,258,029
Construction & Engineering 0.0%
Fluor Corp.	989	42,280
Electrical Equipment 0.4%
American Power Conversion Corp.	2,253	37,850
Cooper Industries, Inc. "A"	1,098	60,632
Emerson Electric Co.	5,072	315,732
Power-One, Inc.*	1,003	7,532
Rockwell Automation, Inc.	2,127	82,953
		504,699
Industrial Conglomerates 4.6%
3M Co.	9,296	765,619
General Electric Co.	123,261	4,041,728
Textron, Inc.	1,667	105,838
Tyco International Ltd.	23,282	729,192
		5,642,377
Machinery 1.4%
Caterpillar, Inc.	4,065	295,525
Crane Co.	644	17,388
Cummins, Inc.	464	31,223
Danaher Corp.	3,536	181,821
Deere & Co.	2,896	183,230
Dover Corp.	2,313	87,269
Eaton Corp.	1,748	105,492
Illinois Tool Works, Inc.	3,540	323,167
Ingersoll-Rand Co. "A"	2,001	130,085
ITT Industries, Inc.	1,109	87,722
Navistar International Corp.*	747	26,728
PACCAR, Inc.	2,292	137,955
Pall Corp.	1,507	36,711
Parker-Hannifin Corp.	1,398	76,009
		1,720,325
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	4,333	155,121
CSX Corp.	2,520	79,582
Norfolk Southern Corp.	4,639	131,748
Union Pacific Corp.	3,105	177,326
		543,777
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	1,117	59,659
Information Technology 15.3%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*	8,563	18,325
Andrew Corp.*	2,222	24,642
Avaya, Inc.*	5,003	60,636
CIENA Corp.*	8,049	14,649
Cisco Systems, Inc.*	78,810	1,478,476
Comverse Technologies, Inc.*	2,191	38,364
Corning, Inc.*	15,913	161,040
JDS Uniphase Corp.*	18,389	57,190
Lucent Technologies, Inc.*	48,348	151,329
Motorola, Inc.	27,976	451,812
QUALCOMM, Inc.	19,258	732,767
Scientific-Atlanta, Inc.	1,754	47,779
Tellabs, Inc.*	5,503	49,912
		3,286,921
Computers & Peripherals 3.5%
Apple Computer, Inc.*	4,708	162,379
Dell, Inc.*	29,831	1,039,312
EMC Corp.*	28,119	302,842
Gateway, Inc.*	4,360	19,140
Hewlett-Packard Co.	36,174	647,153
International Business Machines Corp.	19,591	1,659,162
Lexmark International, Inc.*	1,493	132,056
NCR Corp.*	1,126	49,735
Network Appliance, Inc.*	3,941	79,096
QLogic Corp.*	1,327	34,648
Sun Microsystems, Inc.*	37,934	145,666
		4,271,189
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	5,555	113,877
Jabil Circuit, Inc.*	2,268	46,789
Molex, Inc.	2,164	62,475
Sanmina-SCI Corp.*	6,125	42,385
Solectron Corp.*	10,268	52,983
Symbol Technologies, Inc.	2,707	34,920
Tektronix, Inc.	1,019	29,113
		382,542
Internet Software & Services 0.4%
Yahoo!, Inc.*	15,622	445,383
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*	1,575	85,570
Automatic Data Processing, Inc.	7,195	286,145
Computer Sciences Corp.*	2,134	98,911
Convergys Corp.*	1,653	22,977
Electronic Data Systems Corp.	5,608	107,786
First Data Corp.	10,222	431,879
Fiserv, Inc.*	2,210	76,864
Paychex, Inc.	4,693	139,241
Sabre Holdings Corp.	1,513	34,799
SunGard Data Systems, Inc.*	3,415	78,545
Unisys Corp.*	3,897	39,126
		1,401,843
Office Electronics 0.1%
Xerox Corp.*	9,248	124,201
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	4,679	53,481
Altera Corp.*	4,406	83,362
Analog Devices, Inc.	4,352	151,101
Applied Materials, Inc.*	19,529	310,316
Applied Micro Circuits Corp.*	3,569	11,956
Broadcom Corp. "A"*	3,483	94,529
Intel Corp.	75,395	1,605,160
KLA-Tencor Corp.*	2,528	94,446
Linear Technology Corp.	3,585	128,235
LSI Logic Corp.*	4,509	21,778
Maxim Integrated Products, Inc.	3,756	163,123
Micron Technology, Inc.*	7,106	81,790
National Semiconductor Corp.*	4,060	54,120
Novellus Systems, Inc.*	2,062	50,375
NVIDIA Corp.*	2,258	28,135
PMC-Sierra, Inc.*	2,573	24,032
Teradyne, Inc.*	2,174	27,979
Texas Instruments, Inc.	20,081	392,383
Xilinx, Inc.	3,938	108,019
		3,484,320
Software 4.3%
Adobe Systems, Inc.	2,798	128,344
Autodesk, Inc.	1,423	63,196
BMC Software, Inc.*	2,664	39,880
Citrix Systems, Inc.*	1,879	29,895
Computer Associates International, Inc.	6,838	165,616
Compuware Corp.*	4,568	20,693
Electronic Arts, Inc.*	3,741	186,227
Intuit, Inc.*	2,305	97,479
Mercury Interactive Corp.*	1,289	44,483
Microsoft Corp.	126,126	3,443,240
Novell, Inc.*	5,181	30,568
Oracle Corp.*	61,624	614,391
Parametric Technology Corp.*	2,178	10,607
PeopleSoft, Inc.*	4,397	76,508
Siebel Systems, Inc.*	5,875	44,709
Symantec Corp.*	3,600	172,656
VERITAS Software Corp.*	4,845	81,008
		5,249,500
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,664	139,540
Dow Chemical Co.	10,903	466,757
E.I. du Pont de Nemours & Co.	11,818	499,429
Eastman Chemical Co.	939	43,692
Ecolab, Inc.	2,989	89,431
Engelhard Corp.	1,460	41,274
Great Lakes Chemical Corp.	549	14,340
Hercules, Inc.*	1,302	17,864
International Flavors & Fragrances, Inc.	1,115	42,961
Monsanto Co.	3,179	116,351
PPG Industries, Inc.	1,956	116,910
Praxair, Inc.	3,725	151,161
Rohm & Haas Co.	2,614	105,945
Sigma-Aldrich Corp.	752	43,082
		1,888,737
Construction Materials 0.1%
Vulcan Materials Co.	1,203	57,347
Containers & Packaging 0.2%
Ball Corp.	1,222	45,629
Bemis Co., Inc.	1,252	33,090
Pactiv Corp.*	1,846	43,658
Sealed Air Corp.*	1,021	50,152
Temple-Inland, Inc.	593	40,490
		213,019
Metals & Mining 0.7%
Alcoa, Inc.	10,435	337,885
Allegheny Technologies, Inc.	974	18,321
Freeport-McMoRan Copper & Gold, Inc. "B"	1,966	73,981
Newmont Mining Corp.	5,377	238,685
Nucor Corp.	849	66,468
Phelps Dodge Corp.	1,106	90,205
United States Steel Corp.	1,527	56,362
Worthington Industries, Inc.	1,037	21,103
		903,010
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	2,950	100,241
International Paper Co.	5,609	224,472
Louisiana-Pacific Corp.	1,248	30,826
MeadWestvaco Corp.	2,280	68,742
Weyerhaeuser Co.	2,783	173,965
		598,246
Telecommunication Services 3.6%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	3,583	195,811
AT&T Corp.	9,142	135,119
BellSouth Corp.	21,256	568,811
CenturyTel, Inc.	1,663	53,532
Citizens Communications Co.	3,300	41,679
Qwest Communications International, Inc.*	20,281	58,612
SBC Communications, Inc.	39,288	1,013,237
Sprint Corp.	17,036	335,268
Verizon Communications, Inc.	32,139	1,261,456
		3,663,525
Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*	31,636	462,518
Nextel Communications, Inc. "A"*	13,220	306,572
		769,090
Utilities 2.8%
Electric Utilities 2.0%
Allegheny Energy, Inc.*	1,527	22,432
Ameren Corp.	2,072	96,949
American Electric Power Co.	4,582	149,969
CenterPoint Energy, Inc.	3,618	39,581
Cinergy Corp.	2,031	82,215
Consolidated Edison, Inc.	2,650	111,830
DTE Energy Co.	1,931	79,789
Edison International	3,832	103,004
Entergy Corp.	2,981	179,754
Exelon Corp.	7,938	292,515
FirstEnergy Corp.	3,776	151,946
FPL Group, Inc.	2,099	145,251
PG&E Corp.*	4,842	141,338
Pinnacle West Capital Corp.	1,100	46,431
PPL Corp.	2,022	96,712
Progress Energy, Inc.	2,857	125,394
Southern Co.	8,524	258,703
TECO Energy, Inc.	2,179	28,894
TXU Corp.	3,786	157,611
Xcel Energy, Inc.	4,724	83,379
		2,393,697
Gas Utilities 0.1%
KeySpan Corp.	1,824	69,494
NICOR, Inc.	477	17,101
NiSource, Inc.	3,145	65,416
Peoples Energy Corp.	404	16,786
		168,797
Multi-Utilities & Unregulated Power 0.7%
AES Corp.*	7,251	73,163
Calpine Corp. (e) *	4,780	16,348
CMS Energy Corp.*	1,847	17,731
Constellation Energy Group, Inc.	1,914	78,665
Dominion Resources, Inc.	4,117	267,152
Duke Energy Corp.	10,539	233,333
Dynegy, Inc. "A"*	3,927	17,122
Public Service Enterprise Group, Inc.	2,761	116,901
Sempra Energy	2,663	96,267
		916,682
Total Common Stocks (Cost $116,674,510)		121,022,881

	Principal Amount ($)	Value ($)

US Government Backed 0.1%
US Treasury Bill, 1.66%**, 12/23/2004 (b) (Cost $148,993)	150,000	149,235

	Shares	Value ($)

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional, 1.55% (d) (f) (Cost $20,000)	20,000	20,000

Cash Equivalents 0.9%
Scudder Cash Management QP Trust, 1.54% (c) (Cost $1,051,154)	1,051,154	1,051,154
Total Investment Portfolio - 100.0% (Cost $117,894,657) (a)		122,243,270

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $125,470,694. At August 31, 2004, net unrealized depreciation for all securities based on tax cost was $3,227,424. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,928,962 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,156,386.
(b) At August 31, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management Inc. The rate shown is the annualized seven-day yield at period end.
(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at August 31, 2004 amounted to $13,480, which is 0.01% of net assets.
(f) Represents collateral held in connection with securities lending.
At August 31, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 Index	9/16/2004	5	1,367,380	1,380,125	12,745

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of August 31, 2004
Assets
Investments: Investments in securities, at value (cost $116,823,503) - including $13,480 of securities loaned	$ 121,172,116
Investment in Daily Assets Fund Institutional (cost $20,000)	20,000
Investment in Scudder Cash Management QP Trust (cost $1,051,154)	1,051,154
Total investments in securities, at value (cost $117,894,657)	122,243,270
Receivable for daily variation margin on open futures contracts	6,375
Dividends receivable	214,078
Receivable for Fund shares sold	133,820
Interest receivable	2,156
Due from Advisor	224,881
Other assets	15,969
Total assets	122,840,549
Liabilities
Payable upon return of securities loaned	20,000
Payable for investments purchased	92,730
Payable for Fund shares redeemed	1,289,473
Accrued management fee	34,818
Other accrued expenses and payables	154,230
Total liabilities	1,591,251
Net assets, at value	$ 121,249,298
Net Assets
Net assets consist of: Undistributed net investment income	676,341
Net unrealized appreciation (depreciation) on: Investments	4,348,613
Futures	12,745
Accumulated net realized gain (loss)	(15,964,404)
Paid-in capital	132,176,003
Net assets, at value	$ 121,249,298

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of August 31, 2004 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($92,237,227 / 13,236,585 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.97
Maximum offering price per share (100 / 95.50 of $6.97)	$ 7.30
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($15,829,495 / 2,303,872 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.87
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($13,182,576 / 1,918,502 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 6.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended August 31, 2004
Investment Income
Income: Dividends	$ 1,888,948
Interest - Scudder Cash Management QP Trust	14,082
Interest	5,941
Securities lending income, including income from Daily Assets Fund Institutional	187
Total Income	1,909,158
Expenses: Management fee	361,383
Administrative fee	28,900
Distribution service fees	492,714
Custodian and accounting fees	132,655
Services to shareholders	436,999
Auditing	43,095
Legal	45,091
Trustees' fees and expenses	20,424
Reports to shareholders	43,632
Registration fees	24,413
Other	6,298
Total expenses before expense reductions	1,635,604
Expense reductions	(666,713)
Total expenses, after expense reductions	968,891
Net investment income (loss)	940,267
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,208,131)
Futures	179,873
(2,028,258)
Net unrealized appreciation (depreciation) during the period on: Investments	11,159,320
Futures	(18,838)
11,140,482
Net gain (loss) on investment transactions	9,112,224
Net increase (decrease) in net assets resulting from operations	$ 10,052,491

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 940,267	$ 527,542
Net realized gain (loss) on investment transactions	(2,028,258)	(6,166,943)
Net unrealized appreciation (depreciation) on investment transactions during the period	11,140,482	14,603,794
Net increase (decrease) in net assets resulting from operations	10,052,491	8,964,393
Distributions to shareholders from: Net investment income: Class A	(571,559)	(331,565)
Class C	(20,834)	-
Fund share transactions: Proceeds from shares sold	80,693,084	56,890,636
Reinvestment of distributions	591,503	330,928
Cost of shares redeemed	(64,859,877)	(42,182,800)
Net increase (decrease) in net assets from Fund share transactions	16,424,710	15,038,764
Increase (decrease) in net assets	25,884,808	23,671,592
Net assets at beginning of period	95,364,490	71,692,898
Net assets at end of period (including undistributed net investment income of $676,341 and $338,815, respectively)	$ 121,249,298	$ 95,364,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.34	$ 5.75	$ 7.10	$ 9.59	$ 9.50
Income (loss) from investment operations: Net investment income[b]	.07	.05	.03	.03	.03
Net realized and unrealized gain (loss)	.61	.57	(1.37)	(2.46)	.06
Total from investment operations	.68	.62	(1.34)	(2.43)	.09
Less distribution from: Net investment income	(.05)	(.03)	(.01)	(.04)	-
Net realized gains on investment transactions	-	-	-	(.02)	-
Total distributions	(.05)	(.03)	(.01)	(.06)	-
Net asset value, end of period	$ 6.97	$ 6.34	$ 5.75	$ 7.10	$ 9.59
Total Return (%)[c]	10.90[d]	10.93	(18.87)	(25.46)[d]	.95d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	69	51	45	22
Ratio of expenses before expense reductions (%)	1.25	.92	1.00	1.62[e]	3.19*
Ratio of expenses after expense reductions (%)	.68	.92	1.00	1.03[e]	1.00*
Ratio of net investment income (loss) (%)	1.04	.89	.48	.41	.90*
Portfolio turnover rate (%)	8	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.61% and 1.02%, respectively.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.25	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.60	.56	(1.36)	(2.46)	.07
Total from investment operations	.62	.57	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	-	(.02)	-
Net asset value, end of period	$ 6.87	$ 6.25	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[c]	9.92[d]	10.04	(19.55)	(26.04)[d]	.74d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	14	13	14	3
Ratio of expenses before expense reductions (%)	2.15	1.72	1.80	2.64[e]	4.18*
Ratio of expenses after expense reductions (%)	1.43	1.72	1.80	1.81[e]	1.75*
Ratio of net investment income (loss) (%)	.29	.09	(.32)	(.38)	.09*
Portfolio turnover rate (%)	8	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.64% and 1.80%, respectively.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2004	2003	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.26	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.60	.57	(1.36)	(2.46)	.07
Total from investment operations	.62	.58	(1.38)	(2.49)	.07
Less distribution from: Net investment income	(.01)	-	-	-	-
Net realized gains on investment transactions	-	-	-	(.02)	-
Total distributions	(.01)	-	-	(.02)	-
Net asset value, end of period	$ 6.87	$ 6.26	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[c]	9.76[d]	10.21	(19.55)	(26.04)[d]	.74d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	12	8	5	2
Ratio of expenses before expense reductions (%)	2.08	1.69	1.77	2.67[e]	4.13*
Ratio of expenses after expense reductions (%)	1.44	1.69	1.77	1.80[e]	1.75*
Ratio of net investment income (loss) (%)	.29	.12	(.29)	(.36)	.09*
Portfolio turnover rate (%)	8	11	12	8	43*
[a] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.66% and 1.79%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned. The Fund may invest the cash collateral in an affiliated money market fund pursuant to an Exemptive Order issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $8,187,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009 ($228,000), August 31, 2010 ($638,000), August 31, 2011 ($3,250,000) and August 31, 2012 $(4,071,000) the expiration dates, whichever occurs first.

In addition, from November 1, 2003 through August 31, 2004, the Fund incurred approximately $188,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2005.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and investments in futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2004, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 677,711
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (8,187,000)
Unrealized appreciation (depreciation) on investments	$ (3,227,424)

In addition, during the years ended August 31, 2004 and August 31, 2003, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended August 31,
	2004	2003
Distributions from ordinary income*	$ 592,393	$ 331,565

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended August 31, 2004, purchases and sales of investment securities (excluding short-term instruments) aggregated $25,904,938 and $8,275,623, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.33% of the first $100,000,000 of the Fund's average daily net assets, 0.29% of the next $100,000,000 of such net assets and 0.27% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services.

For the year ended August 31, 2004, the Advisor has agreed to reimburse the Fund $991 for expenses.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) such as transfer agent, custody, legal and audit, in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.35%, 0.40% and 0.375% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated effective September 30, 2003, and effective October 1, 2003, the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

For the period from September 1, 2003 to September 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 20,387
Class B	4,720
Class C	3,793
$ 28,900

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.75%, 0.80% and 0.80% of average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses).

In addition to the contractual expense limitation described above, from October 1, 2003 through August 31, 2004, the Fund's Advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's total operating expenses at 0.66%, 1.41% and 1.41% of the average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund. For the period October 1, 2003 through August 31, 2004, the amount charged to the Fund by SISC was as follows:

Service Provider Fee	Total Aggregated	Not Imposed
Class A	$ 283,861	$ 283,861
Class B	74,937	74,937
Class C	52,093	52,093
	$ 410,891	$ 410,891

Prior to September 30, 2003, the fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. The amount charged to the Fund by SFAC for accounting services aggregated $108,494, all of which was unpaid at August 31, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at August 31, 2004
Class B	$ 119,521	$ 19,680
Class C	95,824	16,104
	$ 215,345	$ 35,784

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Not Imposed	Effective Rate
Class A	$ 205,889	$ 186,773.02%
Class B	39,826	38,532.01%
Class C	31,654	29,505.02%
	$ 277,369	$ 254,810

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the year ended August 31, 2004 aggregated $1,030 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2004 the CDSC for Class B and C shares aggregated $62,882 and $67, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2004, SDI received $1,103.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended ended August 31, 2004, the custodian fee was reduced by $21 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,671,919	$ 59,952,522	7,037,294	$ 40,177,197
Class B	1,995,217	13,516,516	1,863,607	10,593,527
Class C	1,057,539	7,224,046	1,081,710	6,119,912
		$ 80,693,084		$ 56,890,636
Shares issued in reinvestment of dividends
Class A	83,694	$ 570,796	59,095	$ 330,928
Class C	3,063	20,707	-	-
		$ 591,503		$ 330,928
Shares redeemed
Class A	(6,471,671)	$ (44,744,383)	(5,011,984)	$ (28,491,274)
Class B	(1,909,426)	(12,892,534)	(1,973,680)	(11,006,249)
Class C	(1,066,073)	(7,222,960)	(479,136)	(2,685,277)
		$ (64,859,877)		$ (42,182,800)
Net increase (decrease)
Class A	2,283,942	$ 15,778,935	2,084,405	$ 12,016,851
Class B	85,791	623,982	(110,073)	(412,722)
Class C	(5,471)	21,793	602,574	3,434,635
		$ 16,424,710		$ 15,038,764

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Investors Trust and Shareholders of Scudder S&P 500 Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder S&P 500 Stock Fund (the "Fund"), a series of the Scudder Investors Trust (the "Trust"), as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder S&P 500 Stock Fund at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts October 26, 2004	/s/ Ernst & Young LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended August 31, 2004 qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $2,078,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of August 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co.; Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	85
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	85
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	85
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	85
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	85
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	85
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	85
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees	85
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	85

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[3] (1942) Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	139
Julian F. Sluyters[4,7] (1960) President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management
n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Paul H. Schubert[4,7] (1963) Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (2004-present); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)	n/a
Charles A. Rizzo[5] (1957) Treasurer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a
Kevin M. Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York
4 Address: 345 Park Avenue, New York, New York
5 Address: Two International Place, Boston, Massachusetts
6 Address: One South Street, Baltimore, Maryland
7 Effective September 30, 2004, Mr. Sluyters and Mr. Schubert were elected as President of the fund and Chief Financial Officer of the fund, respectively.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	KSAAX	KSABX	KSACX
CUSIP Number	811166-701	811166-800	811166-883
Fund Number	155	255	355

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the  period,  August  31,  2004,  Scudder Investors Trust has adopted a code of ethics,  as defined in Item 2 of Form N-CSR,  that  applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                         SCUDDER S&P 500 STOCK FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                   Audit-                           All
       Fiscal        Audit        Related           Tax            Other
        Year         Fees          Fees             Fees            Fees
       Ended        Billed        Billed           Billed          Billed
     August 31,     to Fund       to Fund          to Fund         to Fund
--------------------------------------------------------------------------------
2004               $37,680          $0            $6,649             $0
--------------------------------------------------------------------------------
2003               $34,672          $0            $6,033             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                                                     All
                       Audit-Related         Tax Fees               Other
         Fiscal        Fees Billed to        Billed to           Fees Billed
          Year          Adviser and        Adviser and          to Adviser and
          Ended       Affiliated Fund    Affiliated Fund       Affiliated Fund
        August 31,   Service Providers  Service Providers     Service Providers
--------------------------------------------------------------------------------
2004                    $133,500               $0                    $0
--------------------------------------------------------------------------------
2003                    $325,700               $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                       Total
                                      Non-Audit
                                        Fees
                                      billed to
                                     Adviser and
                                     Affiliated     Total
                                       Fund       Non-Audit
                                     Service         Fees
                                    Providers      billed to
                                   (engagements     Adviser
                                      related        and
                                     directly     Affiliated
                        Total         to the         Fund
                      Non-Audit     operations      Service
                         Fees      and financial    Providers
         Fiscal         Billed    reporting of      (all other       Total of
          Year         to Fund       the Fund)     engagements)      (A), (B)
         Ended
        August 31,       (A)            (B)            (C)           and (C)
--------------------------------------------------------------------------------
2004                   $6,649           $0          $597,354          $604,003
--------------------------------------------------------------------------------
2003                   $6,033           $0        $4,196,492        $4,202,525
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Stock Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder S&P 500 Stock Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 28, 2004